SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                  _________

                                  FORM 10-D

  Asset-Backed Issuer Distribution Report Pursuant to Section 13 or 15(d)
                                   of the
                         Securities Exchange Act of 1934

                           ________________________

For the distribution period from October 2, 2007 to November 1, 2007

Commission File Number of issuing entity: 333-140962-07


                        Alternative Loan Trust 2007-HY04

                        ________________________________

           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-140962


                                  CWALT, Inc.

                        ________________________________

             (Exact name of depositor as specified in its charter)


                          Countrywide Home Loans, Inc.

                        ________________________________

              (Exact name of sponsor as specified in its charter)


                  Delaware                                        87-0698307
_____________________________________________               ____________________
(State or other jurisdiction of incorporation               (I.R.S. Employer
   or organization of the issuing entity)                     Identification
                                                                  No.)

      4500 Park Granada, Calabasas, CA                             91302
_____________________________________________               ____________________
(Address of principal executive offices of                        (Zip Code)
           the issuing entity)


                                  815-225-3000

________________________________________________________________________________
                    (Telephone number, including area code)







Title of Class  Registered/reporting pursuant to (check one)  Name of exchange

    	 Section 12(b)   Section 12(g)   Section 15(d)       (If Section 12(b))

1A1	[            ]	[            ]	[      X      ]
1A2	[            ]	[            ]	[      X      ]
1A3	[            ]	[            ]	[      X      ]
2A1	[            ]	[            ]	[      X      ]
2A2	[            ]	[            ]	[      X      ]
2A3	[            ]	[            ]	[      X      ]
3A1	[            ]	[            ]	[      X      ]
3A2	[            ]	[            ]	[      X      ]
3A3	[            ]	[            ]	[      X      ]
4A1	[            ]	[            ]	[      X      ]
4A2	[            ]	[            ]	[      X      ]
4A3	[            ]	[            ]	[      X      ]
M1 	[            ]	[            ]	[      X      ]
M2 	[            ]	[            ]	[      X      ]
M3 	[            ]	[            ]	[      X      ]
M4 	[            ]	[            ]	[      X      ]
M5 	[            ]	[            ]	[      X      ]
B1 	[            ]	[            ]	[      X      ]
B2 	[            ]	[            ]	[      X      ]
B3 	[            ]	[            ]	[      X      ]
B4 	[            ]	[            ]	[      X      ]
B5 	[            ]	[            ]	[      X      ]
AR 	[            ]	[            ]	[      X      ]
P1 	[            ]	[            ]	[      X      ]
P2 	[            ]	[            ]	[      X      ]
P3 	[            ]	[            ]	[      X      ]
P4 	[            ]	[            ]	[      X      ]
C  	[            ]	[            ]	[      X      ]
   	[            ]	[            ]	[      X      ]


Indicate by check mark if the registrant has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports) and (2) has been subject to such filing requirements for the past 90 days

Yes   X		No
    ______       ______


Part I - Distribution Information

Item	1. Distribution and Pool Performance Information.

The description of the distribution and pool performance for the distribution period from October 2, 2007 to November 1, 2007 is provided below and in monthly statement attached as Exhibit 99.1 to this Form 10-D.



Distributions were made by the Trustee (on behalf of the issuing entity) to

Certificateholders pursuant to the Pooling and Servicing Agreement dated

May 1, 2007, filed with the Commission. Capitalized terms used but not defined in this report on Form 10-D (including the Monthly Statement to

Certificateholders attached here to as Exhibit 99.1) are used as defined in the

Pooling and Servicing Agreement.



See the Pooling and Servicing Agreement, and the Prospectus Supplement dated

May 30, 2007, filed with the Commission on June 4, 2007, pursuant to

Rule 424(b)(5) of the Securities Act for a description of transaction parties,

calculation formulas, allocations and purposes of the distribution and pool performance information in the Monthly Statement.



Part II - Other Information

Item 2. Legal Proceeding.
A complaint filed in state superior court in Los Angeles, California alleges violations of the federal securities laws by various parties who participated in certain securitization transactions effected by CWALT, Inc. between January 2005 and June 2007. The complaint names as defendants Countrywide Home Loans, Inc., Countrywide Home Loans Servicing LP, Countrywide Securities Corporation, CWALT, Inc. and certain individuals who served as directors of CWALT, Inc. during the applicable period, along with other unaffiliated entities. The complaint also names as defendants certain securitization trusts (including the issuing entity filing this report) formed by CWALT, Inc. between January 2005 and June 2007. The complaint seeks relief on behalf of a putative class of plaintiffs who acquired the securities issued by the various securitization trusts. The complaint alleges, among other things, that the mortgage loans transferred to the various securitization trusts were not originated in accordance with the underwriting guidelines and underwriting process that were disclosed in the applicable prospectus supplements. The complaint seeks unspecified monetary damages and other forms of relief. Countrywide Home Loans, Inc., Countrywide Home Loans Servicing LP, Countrywide Securities Corporation and CWALT, Inc. intend to defend the action vigorously.

Item 3. Sales of Securities and Use of Proceeds.
None.

Item 4. Default Upon Senior Securities.
None.

Item 5. Submission of Matters to a Vote of Securityholders.
None.

Item 6. Significant Obligors of Pool Assets.
None.

Item 7. Significant Enhancement Provider Information.
None.

Item 8. Other Information.
None.



Item 9. Exhibits.


Exhibit No.  Description
__________   ___________

99.1    Monthly Statement furnished to Certificateholders















                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Master Servicer has duly caused this report to be signed on behalf of the Issuing Entity by the undersigned thereunto duly authorized.

            Countrywide Home Loans Servicing LP, as Master Servicer



                          By:     Countrywide GP, Inc.
                          By:


                          By:     Darren Bigby
                                ______________________
                          Name:   Darren Bigby
                          Title:  Vice President



Dated: November 25, 2007













                                 EXHIBIT INDEX



Exhibit

99.1 Monthly Statement to Certificateholders